Retirement Plans - Summary of Financial Information Regarding Qualified, Non-Qualified and Internationals Plans (Detail) - Pension Benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Qualified
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 86	$ 24	$ 7
Expected return on plan assets	(153)	(48)	(11)
Amortization of actuarial loss	17	6	0
Settlement	0	1	0
Net periodic benefit income	$ (50)	$ (17)	$ (4)
Weighted average assumption used to calculate net periodic benefit expense:
Discount rate	4.30%	3.80%	4.20%
Expected return on plan assets	6.90%	7.20%	6.50%
Non-Qualified & International
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 3	$ 6	$ 9
Expected return on plan assets	0	(7)	(13)
Amortization of actuarial loss	1	1	1
Settlement	0	0	0
Net periodic benefit income	$ 4	$ 0	$ (3)
Weighted average assumption used to calculate net periodic benefit expense:
Discount rate	4.30%	3.80%	3.80%
Expected return on plan assets	7.90%	7.20%	6.30%